UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2013 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 18.5%
Hotels, Restaurants & Leisure 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	87,973	5,676,018
Media 4.2%
Comcast Corp. "A"	206,140	8,513,582
Specialty Retail 5.9%
Dick's Sporting Goods, Inc. (a)	115,156	5,539,003
L Brands, Inc.	128,212	6,463,167

		12,002,170
Textiles, Apparel & Luxury Goods 5.6%
NIKE, Inc. "B"	180,401	11,473,504
Consumer Staples 11.7%
Beverages 2.3%
Beam, Inc.	73,656	4,766,280
Food & Staples Retailing 7.0%
Costco Wholesale Corp.	64,757	7,021,602
Whole Foods Market, Inc.	82,028	7,244,713

		14,266,315
Food Products 2.4%
Hillshire Brands Co.	134,340	4,824,149
Energy 4.8%
Energy Equipment & Services 1.9%
Cameron International Corp.*	63,541	3,910,949
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	68,148	5,776,224
Financials 5.3%
Capital Markets 2.1%
T. Rowe Price Group, Inc. (a)	58,852	4,266,770
Consumer Finance 1.5%
Discover Financial Services	68,411	2,992,297
Real Estate Investment Trusts 1.7%
American Tower Corp. (REIT)	41,273	3,466,519
Health Care 14.4%
Biotechnology 7.4%
Celgene Corp.*	62,066	7,328,133
Gilead Sciences, Inc.* (a)	113,641	5,754,780
Medivation, Inc.*	39,116	2,061,804

		15,144,717
Health Care Equipment & Supplies 1.2%
CareFusion Corp.*	72,616	2,428,279
Health Care Providers & Services 4.1%
Express Scripts Holding Co.*	87,633	5,202,771
McKesson Corp.	30,176	3,193,225

		8,395,996
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	42,438	3,423,898
Industrials 12.3%
Aerospace & Defense 1.2%
TransDigm Group, Inc.	17,108	2,511,454
Electrical Equipment 3.5%
AMETEK, Inc.	94,341	3,840,622
Roper Industries, Inc.	27,001	3,230,670

		7,071,292
Industrial Conglomerates 2.6%
General Electric Co.	235,898	5,258,166
Machinery 3.4%
Dover Corp. (a)	39,302	2,711,052
Parker Hannifin Corp.	46,866	4,150,922

		6,861,974
Road & Rail 1.6%
Norfolk Southern Corp.	43,831	3,393,396
Information Technology 27.7%
Communications Equipment 5.3%
QUALCOMM, Inc.	176,012	10,845,859
Computers & Peripherals 9.3%
Apple, Inc.	27,531	12,189,351
EMC Corp.*	302,575	6,786,757

		18,976,108
Internet Software & Services 5.5%
Google, Inc. "A"*	13,538	11,163,029
IT Services 2.7%
Accenture PLC "A" (a)	68,250	5,558,280
Software 4.9%
Oracle Corp.	304,367	9,977,150
Materials 4.2%
Chemicals
Ecolab, Inc. (a)	101,203	8,563,798
Utilities 0.4%
Water Utilities
American Water Works Co., Inc.	17,262	722,932

Total Common Stocks (Cost $169,572,810)		202,231,105
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $28,103,515)	28,103,515	28,103,515
Cash Equivalents 0.5%
Central Cash Management Fund, 0.10% (b) (Cost $1,033,987)	1,033,987	1,033,987

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $198,710,312) †	113.6	231,368,607
Other Assets and Liabilities, Net (a)	(13.6)	(27,613,161)

Net Assets	100.0	203,755,446

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $199,034,977.  At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $32,333,630.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,578,613 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,244,983.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at April 30, 2013 amounted to $25,214,708 which is 12.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$202,231,105	$—	$—	$202,231,105
Short-Term Investments(d)	29,137,502	—	—	29,137,502
Total	$231,368,607	$—	$—	$231,368,607

There have been no transfers between fair value measurement levels during the period ended April 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2013